Critical accounting judgments and key sources of estimation uncertainty (Details) - Terminal T2 NH Hotel	12 Months Ended
Dec. 31, 2024
Critical accounting judgments and key sources of estimation uncertainty
Percentage of occupancy rate	82.00%
Percentage of carrying value of cash generating unit	28.00%
Percentage of average rate reduction	11.10%
Bottom of range
Critical accounting judgments and key sources of estimation uncertainty
After-tax discount rate	12.00%
Percentage of occupancy rate	21.80%
Top of range
Critical accounting judgments and key sources of estimation uncertainty
After-tax discount rate	13.00%